RISKS (Details 1) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total borrowings	$ 1,613	$ 1,438
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Total borrowings	1,230	1,329
Fixed interest rate [member] | Argentinian Pesos [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	57	11
Fixed interest rate [member] | U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	1,173	1,318
Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Total borrowings	289	87
Floating interest rate [member] | Argentinian Pesos [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	140
Floating interest rate [member] | U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	149	87
Non Interest Accrues [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	94	22
Non Interest Accrues [Member] | Argentinian Pesos [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	22
Non Interest Accrues [Member] | U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	$ 72	$ 22